Fair Value Measurements (Schedule of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Fair value, asset (liability)	$ (59,427)	$ (28,480)
Level 2 [Member]
Fair value, asset (liability)	2,039	545
Level 3 [Member]
Fair value, asset (liability)	(61,466)	(29,025)
Foreign Exchange Future [Member]
Derivative assets, net	4,473	301
Derivative liabilities, net	(1,482)	(1,543)
Foreign Exchange Future [Member] | Level 2 [Member]
Derivative assets, net	4,473	301
Derivative liabilities, net	(1,482)	(1,543)
Foreign Exchange Future [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Foreign Exchange Future Two [Member]
Derivative assets, net		153
Derivative liabilities, net	(952)
Foreign Exchange Future Two [Member] | Level 2 [Member]
Derivative assets, net		153
Derivative liabilities, net	(952)
Foreign Exchange Future Two [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Obligations in connection with acquisitions [Member]
Earn-out obligation	(61,466)	(29,025)
Obligations in connection with acquisitions [Member] | Level 2 [Member]
Earn-out obligation
Obligations in connection with acquisitions [Member] | Level 3 [Member]
Earn-out obligation	(61,466)	(29,025)
Long-term Investments [Member]
Derivative assets, net		1,634
Long-term Investments [Member] | Level 2 [Member]
Marketable securities		1,634
Long-term Investments [Member] | Level 3 [Member]
Marketable securities